Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Accounts Receivable Clients - not delivered FOB		$ 2,402	$ 1,260
-Unbilled receivables on uncompleted contracts			2,452
Depreciation		327	1,542
Financial Liabilities			5
Deferred profit on other assets		433
Provision Inventory obsolescence			114
Total deferred tax assets		3,162	5,373
Less: Current portion of deferred tax assets		2,271	4,960
Long term portion of deferred tax assets	$ 384	640	5	[1]
Inventory - not delivered FOB		1,646	984
Unbilled receivables uncompleted contracts		3,947	6,325
Depreciation		311	485
Financials Liabilities		2
Provision Accounts Receivable			622
Total deferred tax liabilities		5,905	8,416
Less: Current portion of deferred tax liability		3,384	3,048	[1]
Long term portion of deferred tax liability		251	408
Net deferred tax liability		$ 2,744	$ 3,043

[1]	Deferred tax assets and liabilities - The Company was presenting deferred tax assets and liabilities gross on the balance sheet as at December 31, 2014. Per ASC 740 - Income Taxes, for a particular tax-paying component of an entity and within a particular tax jurisdiction, all current deferred tax liabilities and assets shall be offset and presented as a single amount and all noncurrent deferred tax liabilities and assets shall be offset and presented as a single amount. The deferred tax assets and liabilities have been reclassified on the consolidated balance sheet as at December 31, 2014.